Other assets (Details Narrative) - USD ($)		12 Months Ended
	Apr. 22, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Asset Acquisition [Line Items]
Refundable depositt for assets acquisition		$ 1,500,000
Loan to a third party		$ 842,868
PP Grid Sdn. Bhd. [Member]
Asset Acquisition [Line Items]
Business combination consideration	$ 3,000,000